Lease revenue (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Lease Revenue [Abstract]
Term of operating lease agreements	14 years
2018	$ 3,964,268
2019	3,497,545
2020	3,021,796
2021	2,704,523
2022	2,408,034
Thereafter	8,546,457
Contracted minimum future lease receivables	$ 24,142,623